Statements of Cash Flows (Quarterly) (Unaudited) (Quarterly, USD $)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013
Quarterly
OPERATING ACTIVITIES:
NET LOSS	$ (5,070)	$ 807	$ (104,167)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense		188
Changes in operating assets and liabilities
Inventories	(3,665)	(3,099)
Advance to supplier		1,221
Accrued expenses	9,197	2,500
NET CASH PROVIDED BY OPERATING ACTIVITIES	462	1,617
INVESTING ACTIVITIES:
Acquisition of office equipment
NET CASH USED IN INVESTING ACTIVITIES
FINANCING ACTIVITIES:
Proceeds from issuance of private placement		40,000
Repayment of related party loan		(40,000)
Members' capital contributions	6,500		141,986
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,500
INCREASE IN CASH	6,962	1,617
CASH - BEGINNING OF PERIOD		1,759
CASH - END OF PERIOD	6,962	3,376	1,759
Non-cash financing activities
Note issued to prior shareholder in connection with reverse merger		$ 400,000